Morgan Stanley Utilities Fund
LETTER TO THE SHAREHOLDERS / / DECEMBER 31, 2001

Dear Shareholder:
During calendar year 2001, the equity markets -- prompted by a slowing economy and disappointing corporate earnings -- experienced a high degree of volatility. Within this difficult investment environment the utilities sector was negatively affected by such unprecedented events as the California power crisis and the Enron fallout. As a result, many utility and utility-related companies did not display their traditional defensive characteristics because these events affected investor confidence.

Utilities Sector Overview
During the year, Morgan Stanley Utilities Fund maintained a prudent, defensive strategy focusing mainly on more-traditional electric utilities with attractive dividend yields. While electric utilities performed admirably during the frequent periods of severe market volatility, the performance of the power sector overall was hindered during the year by concerns surrounding California's flawed deregulation plan. In addition, widespread fears of industry reregulation and electric power overcapacity contributed to the group's lagging performance. Furthermore, the wholesale power companies, or independent power producers
(IPPs), suffered from exposure to the California crisis and debt downgrades by Moody's, as well as from the impact of a weak economy that crimped power prices and sales. Despite the difficulties of the past year, we believe that many utility and IPP companies are currently positioned to benefit as electric power fundamentals strengthen within a revitalizing economy.

With respect to integrated gas companies, 2001 was very challenging as demand and commodity prices softened and the industry's largest player, Enron, fell under intense investor and regulatory scrutiny related to company-specific financial disclosures. The Fund's gas portfolio remains balanced between larger integrated services players and local distribution companies, the latter group displayed solid relative performance during the year. We believe that local distribution companies currently offer attractive dividend-income characteristics and a more conservative growth platform for investors.

Within the telecommunications sector, the Fund avoided much of the downturn in the manufacturing companies that resulted from lower capital expenditures by the carriers. Instead, the Fund favored both the Regional Bell Operating Companies and selective independent telephone service providers. The telecom services component of the Fund's portfolio performed well on a relative basis given its emphasis on companies with defensive qualities and attractive local telecom assets. We believe that, when the economy begins to regain momentum, the telecom market will likely benefit from an acceleration in both wireless and data usage and subscriber growth.

Morgan Stanley Utilities Fund
Letter to the Shareholders / / December 31, 2001 CONTINUED

Performance
Against this backdrop, Morgan Stanley Utilities Fund's Class B shares provided a total return of -21.82 percent for the 12-month period ended December 31, 2001, compared to -11.88 percent for the broad-based Standard & Poor's 500 Index (S&P
500). For the same period, the Fund's Class A, C and D shares returned -21.23 percent, -21.80 percent and -21.04 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. Total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance with that of the S&P 500.

The primary reason for the Fund's underperformance relative to the S&P 500 was weakness in the energy sector, particularly among natural gas companies, which declined 28.93 percent (as measured by the AMEX Natural Gas Index). In addition, uncertainty surrounding the California power situation, Enron and the tempering of overly enthusiastic earnings projections weighed on the power sector as a whole. For reference, the Dow Jones Utilities Average posted a return of -26.27 percent for the calendar year.

Portfolio Strategy
On December 31, 2001, 85 percent of the Fund's assets were allocated to utility and utility-related equities, 7 percent to high-quality fixed-income securities and 8 percent to cash and cash equivalents. Within the equity component, 57 percent was allocated to electric power, 27 percent to telecommunications and 16 percent to natural gas. Adding a further degree of diversification to the Fund's portfolio were selective international securities (6 percent of its net assets), which focused on telecommunications holdings. The fixed-income portion of the Fund remains well diversified, with a weighted average credit rating on December 31, 2001, of Baa1 and BBB+ as measured by Moody's Investors Service and Standard & Poor's, respectively.

Among the Fund's largest equity holdings on December 31, 2001, were Duke Energy and Dominion Resources (electric power), Verizon and Alltel (telecommunications) and El Paso Energy and Chevron Texaco (energy).

Looking Ahead
While challenges abound for the economy, the broad market and the utilities sector, we believe that a more-favorable investment climate should materialize during 2002 as investors anticipate and benefit from a long-awaited economic recovery. In an effort to capitalize on several attractively valued growth situations

Morgan Stanley Utilities Fund
Letter to the Shareholders / / December 31, 2001 CONTINUED

within the United States, we anticipate expanding the Fund's communications component while maintaining a prudent complement of electric power and energy-related equities. In addition, we expect widespread consolidation across virtually every utility sector in the near future, which could provide a meaningful catalyst for positive share-price performance in 2002.

Going forward, the Fund will continue to invest prudently while seeking to provide competitive total returns for shareholders. Additionally, in a continuing effort to mitigate risk and maximize investment return, we anticipate maintaining a widely diversified, high-quality portfolio of electric, energy and communications companies that we believe have clearly defined growth strategies and good earnings visibility. Finally, we believe that the Fund is positioned to meet its long-term objectives of providing shareholders with relatively low volatility, above-average income and attractive long-term growth.

We appreciate your ongoing support of Morgan Stanley Utilities Fund and look forward to serving your future investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Utilities Fund
FUND PERFORMANCE / / DECEMBER 31, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000-CLASS B
($ in Thousands)

                  FUND     S&P 500(4)
December 1991     $10,000     $10,000
December 1992     $10,875     $10,762
December 1993     $12,266     $11,846
December 1994     $11,052     $12,003
December 1995     $14,193     $16,513
December 1996     $14,902     $20,303
December 1997     $18,746     $27,077
December 1998     $22,861     $34,813
December 1999     $25,168     $42,139
December 2000     $26,796     $38,298
December 2001  $20,948(3)     $33,750

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    Average Annual Total Returns
   ----------------------------------------------------------------------------------------------
                 Class A Shares*                                  Class B Shares**
   --------------------------------------------     ---------------------------------------------
   Period Ended 12/31/01                            Period Ended 12/31/01
   -------------------------                        -------------------------
   1 Year                     (21.23)%(1) (25.36)%(2) 1 Year                   (21.82)%(1) (25.24)%(2)
   Since Inception (7/28/97)   7.20%(1)  5.90%(2)   5 Years                    7.05%(1)    6.78%(2)
                                                    10 Years                   7.67%(1)    7.67%(2)

                  Class C Shares+                                   Class D Shares++
   ---------------------------------------------      ---------------------------------------------
   Period Ended 12/31/01                              Period Ended 12/31/01
   -------------------------                          -------------------------
   1 Year                     (21.80)%(1) (22.48)%(2) 1 Year                     (21.04)%(1)
   Since Inception (7/28/97)  6.38%(1)    6.38%(2)    Since Inception (7/28/97)  7.44%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON DECEMBER 31, 2001.
(4) THE STANDARD AND POOR'S 500 INDEX (S&P 500 -REGISTERED TRADEMARK-) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            Common Stocks (84.9%)
            ELECTRIC UTILITIES (48.1%)
   724,000  AES Corp.*..............................  $   11,837,400
   780,000  Allegheny Energy, Inc...................      28,251,600
   665,000  Ameren Corp.............................      28,129,500
   735,000  American Electric Power Co., Inc........      31,994,550
   459,000  Calpine Corp.*..........................       7,706,610
 1,164,470  Cinergy Corp............................      38,928,232
   296,000  CMS Energy Corp.........................       7,112,880
   745,000  Consolidated Edison, Inc................      30,068,200
   892,000  Dominion Resources, Inc.................      53,609,200
 1,220,750  DPL, Inc................................      29,395,660
   765,000  DTE Energy Co...........................      32,084,100
 1,267,724  Duke Energy Corp........................      49,770,844
   645,000  Endesa S.A. (ADR) (Spain)...............      10,107,150
   590,000  Energy East Corp........................      11,204,100
   995,000  Entergy Corp............................      38,914,450
   260,000  Exelon Corp.............................      12,448,800
   725,000  FirstEnergy Corp........................      25,360,500
   620,000  FPL Group, Inc..........................      34,968,000
   934,000  General Electric Co.....................      37,434,720
   520,000  Great Plains Energy, Inc................      13,104,000
   373,361  Mirant Corp.*...........................       5,981,243
   405,000  NRG Energy, Inc.*.......................       6,277,500
   500,000  NSTAR...................................      22,425,000
   568,000  Pinnacle West Capital Corp..............      23,770,800
   475,000  PPL Corp................................      16,553,750
   610,000  Progress Energy, Inc....................      27,468,300
   965,000  Public Service Enterprise
             Group, Inc.............................      40,713,350
   645,000  Reliant Energy, Inc.....................      17,105,400
   150,000  Reliant Resources, Inc.*................       2,476,500
   775,000  SCANA Corp..............................      21,568,250
   980,000  Southern Co. (The)......................      24,843,000
   601,000  TECO Energy, Inc........................      15,770,240
   918,000  TXU Corp................................      43,283,700
   669,000  UtiliCorp United Inc....................      16,838,730
   924,800  Xcel Energy, Inc........................      25,653,952
                                                      --------------
                                                         843,160,211
                                                      --------------
            ENERGY (13.5%)
   500,000  AGL Resources, Inc......................      11,510,000
   475,000  ChevronTexaco Corp......................      42,564,750
   210,000  Dynegy, Inc. (Class A)..................       5,355,000

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001 CONTINUED

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

   777,070  El Paso Corp............................  $   34,665,093
   720,000  Exxon Mobil Corp........................      28,296,000
   720,200  KeySpan Corp............................      24,954,930
   335,000  New Jersey Resources Corp...............      15,678,000
   152,800  Peabody Energy Corp.....................       4,307,432
   500,000  Phillips Petroleum Co...................      30,130,000
   679,511  Sempra Energy...........................      16,681,995
   380,000  WGL Holdings Inc........................      11,046,600
   476,000  Williams Companies, Inc. (The)..........      12,147,520
                                                      --------------
                                                         237,337,320
                                                      --------------
            TELECOMMUNICATIONS (23.3%)
   754,900  ALLTEL Corp.............................      46,599,977
   485,000  AOL Time Warner Inc.*...................      15,568,500
   600,000  AT&T Corp...............................      10,884,000
   604,012  AT&T Wireless Services Inc.*............       8,679,653
   844,000  BCE, Inc. (Canada)......................      19,243,200
   901,000  BellSouth Corp..........................      34,373,150
   279,000  BroadWing Inc.*.........................       2,650,500
 1,051,250  CenturyTel, Inc.........................      34,481,000
   458,000  Charter Communications, Inc.
             (Class A)*.............................       7,524,940
   725,000  Cisco Systems, Inc.*....................      13,129,750
   309,000  Cox Communications, Inc. (Class A)*.....      12,950,190
   300,000  Nokia Oyj (ADR) (Finland)...............       7,359,000
   400,000  Qwest Communications
             International, Inc.....................       5,652,000
   592,972  SBC Communications, Inc.................      23,226,713
 1,006,000  Sprint Corp. (FON Group)................      20,200,480
 1,191,900  Sprint Corp. (PCS Group)*...............      29,094,279
   673,855  Telefonica de Espana S.A. (ADR)
             (Spain)*...............................      27,008,108
   560,000  Telefonos de Mexico S.A. (Series L)
             (ADR) (Mexico).........................      19,611,200
   783,160  Verizon Communications Inc..............      37,168,774
   775,000  Vodafone Group PLC (ADR) (United
             Kingdom)...............................      19,902,000
   983,753  WorldCom, Inc. - WorldCom Group*........      13,851,243
                                                      --------------
                                                         409,158,657
                                                      --------------
            Total Common Stocks
             (COST $1,031,943,614)..................   1,489,656,188
                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                   COUPON    MATURITY
THOUSANDS                                    RATE       DATE         VALUE

-------------------------------------------------------------------------------

            Corporate Bonds (6.6%)
            AEROSPACE & DEFENSE (0.1%)
$    1,925  Northrop Grumman
             Corporation..................   7.00%     03/01/06  $    2,014,563
                                                                 --------------
            ELECTRIC UTILITIES (2.6%)
     6,175  American Electric Power
             Co., Inc.....................   6.125     05/15/06       6,112,750
     1,215  Calpine Corp..................   8.50      02/15/11       1,105,611
     4,000  Consumers Energy Co...........   7.375     09/15/23       3,634,984
     2,485  DTE Engergy Co................   7.05      06/01/11       2,564,403
     5,290  Exelon Corp...................   6.75      05/01/11       5,361,473
     1,650  Florida Power Corp............   6.65      07/15/11       1,680,720
     5,070  MidAmerican Funding Inc.......   6.75      03/01/11       4,973,650
     4,555  Mirant Americas General LLC...   7.625     05/01/06       4,152,921
     4,055  NRG Energy, Inc...............   7.75      04/01/11       3,814,287
     1,450  PG&E National Energy Corp.....  10.375     05/16/11       1,528,879
     8,325  PSE&G Energy Holdings.........   9.125     02/10/04       8,750,949
     1,550  South Carolina Electric & Gas
             Co...........................   7.50      06/15/05       1,658,816
                                                                 --------------
                                                                     45,339,443
                                                                 --------------
            ENERGY (1.1%)
     1,660  Conoco Inc....................   5.90      04/15/04       1,723,986
     1,385  Consolidated Natural Gas Co.
             (Series B)...................   5.375     11/01/06       1,365,690
     3,800  Nisource Finance Corp.........   7.875     11/15/10       3,932,707
     2,440  Oxymar - 144A**...............   7.50      02/15/16       1,947,437
     3,140  Petrozuata Finance Inc. -
             144A**.......................   8.22      04/01/17       2,355,000
     2,165  Ras Laffan Liquid Natural
             Gas - 144A**.................   8.294     03/15/14       2,208,300
     5,000  Transco Energy Co.............   9.875     06/15/20       5,859,260
       590  Transcontinental Gas Pipeline
             Corp. - 144A**...............   7.00      08/15/11         575,857
                                                                 --------------
                                                                     19,968,237
                                                                 --------------
            ENVIRONMENTAL SERVICES (0.1%)
     2,290  Waste Management Inc..........   7.00      10/15/06       2,353,641
                                                                 --------------
            FINANCIAL CONGLOMERATES (0.1%)
       960  General Motors Acceptance
             Corp.........................   7.50      07/15/05       1,009,220
                                                                 --------------
            INDUSTRIAL CONGLOMERATES (0.2%)
     1,305  Honeywell
             International, Inc...........   5.125     11/01/06       1,287,428
     2,020  Tyco International Group S.A.
             (Luxembourg).................   6.375     02/15/06       2,063,099
                                                                 --------------
                                                                      3,350,527
                                                                 --------------
            TELECOMMUNICATIONS (2.4%)
     2,300  AOL Time Warner, Inc..........   6.125     04/15/06       2,349,291
     1,875  AT&T Corp. - 144A**...........   6.50      11/15/06       1,906,136
     2,710  AT&T Wireless
             Services, Inc................   7.875     03/01/11       2,897,014
     2,590  British Telecom PLC (United
             Kingdom).....................   7.875     12/15/05       2,774,426
     2,030  Comcast Cable Commmunications
             Corp.........................   6.375     01/30/06       2,062,667
     2,590  Deutsche Telekom PLC
             (Netherlands)................   7.75      06/15/05       2,804,548

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                   COUPON    MATURITY
THOUSANDS                                    RATE       DATE         VALUE

-------------------------------------------------------------------------------

            TELECOMMUNICATIONS (CONTINUED)
$    2,500  GTE Corp......................   6.94%     04/15/28  $    2,479,970
     1,050  PCCW HKTC Capital Ltd. (Hong
             Kong) - 144A**...............   7.75      11/15/11       1,047,562
     5,070  Qwest Capital Funding.........   7.90      08/15/10       5,157,899
       630  TCI Communications Corp.......   8.00      08/01/05         675,004
     5,000  Telephone & Data
             Systems, Inc.................   10.00     01/15/21       5,475,455
     5,000  Telephone & Data
             Systems, Inc.................   9.58      11/19/21       5,014,600
     1,840  Telus Corp. (Canada)..........   8.00      06/01/11       1,952,557
     4,715  WorldCom, Inc.................   8.25      05/15/31       4,984,014
                                                                 --------------
                                                                     41,581,143
                                                                 --------------
            Total Corporate Bonds
             (COST $114,520,249)...............................     115,616,774
                                                                 --------------
            U.S. Government Obligation (0.2%)
     2,900  U.S. Treasury Bond
             (COST $3,812,515)............   8.75      08/15/20       3,891,664
                                                                 --------------
            Asset-Backed Securities (0.5%)
            FINANCE/RENTAL/LEASING
     1,925  Connecticut RRB Special
             Purpose Trust CL&P -
             Series 2001..................   6.21      12/30/11       1,968,844
     2,000  Detroit Edison Securitization
             Funding LLC..................   5.875     03/01/10       2,055,098
     2,059  PECO Energy Transition
             Trust........................   7.625     03/01/10       2,270,439
     2,000  PSE&G Transition Funding
             LLC..........................   6.61      06/15/15       2,073,740
                                                                 --------------
            Total Asset-Backed Securities
             (COST $8,561,469).................................       8,368,121
                                                                 --------------
            Short-Term Investment (8.0%)
            Repurchase Agreement
   140,176  Joint repurchase agreement
            account (dated 12/31/01;
            proceeds $140,182,753) (a)
            (COST $140,176,000)...........   1.734     01/02/02     140,176,000
                                                                 --------------

            Total Investments
             (COST $1,299,013,847) (B) ...      100.2%      1,757,708,747
            Liabilities in Excess of Other
             Assets.......................       (0.2)         (3,227,229)
                                                -----      --------------
            Net Assets....................      100.0%     $1,754,481,518
                                                =====      ==============

---------------------

   ADR  AMERICAN DEPOSITORY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   (A)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $489,071,459 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $30,376,559, RESULTING IN NET UNREALIZED APPRECIATION OF $458,694,900.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
DECEMBER 31, 2001

Assets:
Investments in securities, at value (cost
 $1,299,013,847)..................................  $1,757,708,747
Cash..............................................            930
Receivable for:
  Investments sold................................      3,915,610
  Dividends.......................................      2,989,264
  Interest........................................      2,505,016
  Shares of beneficial interest sold..............      1,099,224
  Foreign withholding taxes reclaimed.............        233,679
Prepaid expenses and other assets.................         65,847
                                                    -------------
    Total Assets..................................  1,768,518,317
                                                    -------------
Liabilities:
Payable for:
  Investments purchased...........................      8,250,265
  Shares of beneficial interest repurchased.......      3,234,089
  Distribution fee................................      1,476,829
  Investment management fee.......................        841,919
Accrued expenses and other payables...............        233,697
                                                    -------------
    Total Liabilities.............................     14,036,799
                                                    -------------
    Net Assets....................................  $1,754,481,518
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  $1,287,273,722
Net unrealized appreciation.......................    458,694,900
Accumulated undistributed net investment income...      3,142,797
Accumulated undistributed net realized gain.......      5,370,099
                                                    -------------
    Net Assets....................................  $1,754,481,518
                                                    =============
Class A Shares:
Net Assets........................................    $19,313,782
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      1,477,538
    Net Asset Value Per Share.....................  $       13.07
                                                    =============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $       13.79
                                                    =============
Class B Shares:
Net Assets........................................  $1,719,480,998
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    131,024,064
    Net Asset Value Per Share.....................  $       13.12
                                                    =============
Class C Shares:
Net Assets........................................    $11,903,743
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        907,929
    Net Asset Value Per Share.....................  $       13.11
                                                    =============
Class D Shares:
Net Assets........................................     $3,782,995
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        289,814
    Net Asset Value Per Share.....................  $       13.05
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Utilities Fund
Financial Statements CONTINUED

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2001

Net Investment Income:
Income
Dividends (net of $260,045 foreign withholding
 tax).............................................  $ 51,157,661
Interest..........................................    19,422,318
                                                    ------------
    Total Income..................................    70,579,979
                                                    ------------
Expenses
Distribution fee (Class A shares).................        40,534
Distribution fee (Class B shares).................    21,485,015
Distribution fee (Class C shares).................       146,784
Investment management fee.........................    12,069,238
Transfer agent fees and expenses..................     1,933,064
Shareholder reports and notices...................       153,891
Custodian fees....................................        92,432
Registration fees.................................        78,755
Professional fees.................................        63,810
Trustees' fees and expenses.......................        20,531
Other.............................................        27,850
                                                    ------------
    Total Expenses................................    36,111,904
                                                    ------------
    Net Investment Income.........................    34,468,075
                                                    ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain.................................   167,278,007
Net change in unrealized appreciation.............  (755,632,492)
                                                    ------------
    Net Loss......................................  (588,354,485)
                                                    ------------
Net Decrease......................................  $(553,886,410)
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Utilities Fund
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                             FOR THE YEAR        FOR THE YEAR
                                                ENDED               ENDED
                                          DECEMBER 31, 2001   DECEMBER 31, 2000
                                          ------------------  ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................    $   34,468,075      $   36,035,773
Net realized gain.......................       167,278,007         198,048,324
Net change in unrealized appreciation...      (755,632,492)        (62,182,627)
                                            --------------      --------------

    Net Increase (Decrease).............      (553,886,410)        171,901,470
                                            --------------      --------------

Dividends and Distributions to
 Shareholders from:
Net investment income
  Class A shares........................          (410,971)           (319,020)
  Class B shares........................       (31,834,255)        (34,666,336)
  Class C shares........................          (214,027)           (207,802)
  Class D shares........................          (125,191)           (649,317)

Net realized gain*
  Class A shares........................        (2,208,605)         (1,168,712)
  Class B shares........................      (203,527,024)       (190,871,745)
  Class C shares........................        (1,391,758)         (1,245,840)
  Class D shares........................          (424,616)         (2,111,537)
                                            --------------      --------------

    Total Dividends and Distributions...      (240,136,447)       (231,240,309)
                                            --------------      --------------

Net decrease from transactions in shares
 of beneficial interest.................      (146,604,673)        (11,260,313)
                                            --------------      --------------

    Net Decrease........................      (940,627,530)        (70,599,152)
Net Assets:
Beginning of period.....................     2,695,109,048       2,765,708,200
                                            --------------      --------------
End of Period (Including accumulated
 undistributed net investment income of
 $3,142,797 and $509,128,
 respectively)..........................    $1,754,481,518      $2,695,109,048
                                            ==============      ==============
*INCLUDES SHORT-TERM GAINS OF:
 CLASS A SHARES.........................    $       35,623      $       45,234
 CLASS B SHARES.........................         5,030,398           7,372,369
 CLASS C SHARES.........................            34,283              48,745
 CLASS D SHARES.........................            11,581              82,314
                                            --------------      --------------
  TOTAL SHORT-TERM GAINS................    $    5,111,885      $    7,548,662
                                            ==============      ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS / / DECEMBER 31, 2001

1. Organization and Accounting Policies
Morgan Stanley Utilities Fund (the "Fund"), formerly Morgan Stanley Dean Witter Utilities Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is both capital appreciation and current income. The Fund seeks to achieve its objective by investing primarily in equity and fixed income securities of companies engaged in the public utilities industry. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to the procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors, Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors, Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain of the Fund's

Morgan Stanley Utilities Fund
Notes to Financial Statements / / December 31, 2001 CONTINUED

portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment;

Morgan Stanley Utilities Fund
Notes to Financial Statements / / December 31, 2001 CONTINUED

temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.425% to the portion of daily net assets exceeding $5 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees

Morgan Stanley Utilities Fund
Notes to Financial Statements / / December 31, 2001 CONTINUED

will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $13,851,456 at December 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A, Class B and Class C shares of $1,746, $1,207,844 and $5,930, respectively and received $98,611 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions With Affiliates
The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended December 31, 2001 aggregated $984,093,694 and $1,344,341,974, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $38,210,781 and $42,921,277, respectively.

For the year ended December 31, 2001, the Fund incurred $44,100 in brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended December 31, 2001, the Fund incurred brokerage commissions of $202,995 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributors, is the Fund's transfer agent. At December 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $51,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 2001 included in Trustees' fees

Morgan Stanley Utilities Fund
Notes to Financial Statements / / December 31, 2001 CONTINUED

and expenses in the Statement of Operations amounted to $8,344. At December 31, 2001, the Fund had an accrued pension liability of $58,440 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
As of December 31, 2001, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and book amortization of premiums on debt securities and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged and accumulated undistributed net investment income was credited $821,375.

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE YEAR                 FOR THE YEAR
                                           ENDED                        ENDED
                                     DECEMBER 31, 2001            DECEMBER 31, 2000
                                ---------------------------  ---------------------------
                                   SHARES        AMOUNT         SHARES        AMOUNT
                                ------------  -------------  ------------  -------------
CLASS A SHARES
Sold..........................     1,102,747  $  16,867,495       727,113  $  14,571,992
Reinvestment of dividends and
 distributions................       118,143      1,590,129        64,477      1,240,853
Redeemed......................      (627,041)    (9,548,716)     (662,031)   (13,264,113)
                                ------------  -------------  ------------  -------------
Net increase -- Class A.......       593,849      8,908,908       129,559      2,548,732
                                ------------  -------------  ------------  -------------
CLASS B SHARES
Sold..........................     7,570,060    128,462,780    11,543,029    233,200,480
Reinvestment of dividends and
 distributions................    14,416,622    195,295,598     9,767,316    188,097,280
Redeemed......................   (27,840,438)  (454,510,216)  (22,143,589)  (446,842,223)
                                ------------  -------------  ------------  -------------
Net decrease -- Class B.......    (5,853,756)  (130,751,838)     (833,244)   (25,544,463)
                                ------------  -------------  ------------  -------------
CLASS C SHARES
Sold..........................       274,360      4,539,510       495,107      9,965,405
Reinvestment of dividends and
 distributions................       106,859      1,445,864        68,264      1,309,749
Redeemed......................      (434,419)    (7,140,782)     (190,550)    (3,825,543)
                                ------------  -------------  ------------  -------------
Net increase (decrease) --
 Class C......................       (53,200)    (1,155,408)      372,821      7,449,611
                                ------------  -------------  ------------  -------------
CLASS D SHARES
Sold..........................       261,522      4,250,835       789,297     15,947,336
Reinvestment of dividends and
 distributions................        38,627        528,609       137,162      2,638,437
Redeemed......................    (1,599,553)   (28,385,779)     (711,840)   (14,299,966)
                                ------------  -------------  ------------  -------------
Net increase (decrease) --
 Class D......................    (1,299,404)   (23,606,335)      214,619      4,285,807
                                ------------  -------------  ------------  -------------
Net decrease in Fund..........    (6,612,511) $(146,604,673)     (116,245) $ (11,260,313)
                                ============  =============  ============  =============

Morgan Stanley Utilities Fund
Notes to Financial Statements / / December 31, 2001 CONTINUED

7. Change in Accounting Policy
Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $71,337 decrease in the cost of securities and a corresponding $71,337 decrease to undistributed net investment income based on securities held as of December 31, 2000.

The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $518,065; increase unrealized appreciation by $79,376; and increase net realized gains by $438,689. The statement of changes in net assets and the financial highlights for the prior periods have not been restated to reflect this change.

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                FOR THE PERIOD
                                          FOR THE YEAR ENDED DECEMBER 31,                       JULY 28, 1997*
                           --------------------------------------------------------------           THROUGH
                              2001             2000             1999             1998          DECEMBER 31, 1997
                           -----------      -----------      -----------      -----------      -----------------
Class A Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 19.16          $ 19.65          $ 19.22          $ 17.01             $15.89
                             -------          -------          -------          -------             ------
Income (loss) from
 investment operations:
  Net investment
   income................       0.38(4)          0.41             0.50             0.54               0.27
  Net realized and
   unrealized gain
   (loss)................      (4.44)(4)         0.99             1.53             3.24               2.52
                             -------          -------          -------          -------             ------
Total income (loss) from
 investment operations...      (4.06)            1.40             2.03             3.78               2.79
                             -------          -------          -------          -------             ------
Less dividends and
 distributions from:
  Net investment
   income................      (0.38)           (0.42)           (0.51)           (0.55)             (0.35)
  Net realized gain......      (1.65)           (1.47)           (1.09)           (1.02)             (1.32)
                             -------          -------          -------          -------             ------
Total dividends and
 distributions...........      (2.03)           (1.89)           (1.60)           (1.57)             (1.67)
                             -------          -------          -------          -------             ------
Net asset value, end of
 period..................    $ 13.07          $ 19.16          $ 19.65          $ 19.22             $17.01
                             =======          =======          =======          =======             ======
Total Return+............     (21.23)%           7.30%           10.97%           22.86%             18.06%(1)
Ratios to Average Net
 Assets:
Expenses.................       0.90%(3)         0.87%(3)         0.85%(3)         0.90%(3)           0.92%(2)
Net investment income....       2.32%(3)(4)      2.06%(3)         2.55%(3)         2.98%(3)           4.05%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....    $19,314          $16,929          $14,817          $10,357             $3,581
Portfolio turnover
 rate....................         49%              12%              14%               6%                 6%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.01, INCREASE NET REALIZED AND UNREALIZED GAIN OR LOSS PER SHARE BY $0.01 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.02%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Utilities Fund
Financial Highlights CONTINUED

                                                   FOR THE YEAR ENDED DECEMBER 31,
                           -------------------------------------------------------------------------------
                              2001             2000             1999             1998             1997*
                           -----------      -----------      -----------      -----------      -----------
Class B Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....  $    19.21       $    19.70       $    19.26       $    17.04       $    15.22
                           ----------       ----------       ----------       ----------       ----------
Income (loss) from
 investment operations:
  Net investment
   income................        0.26(2)          0.26             0.35             0.40             0.50
  Net realized and
   unrealized gain
   (loss)................       (4.45)(2)         0.99             1.54             3.25             3.28
                           ----------       ----------       ----------       ----------       ----------
Total income (loss) from
 investment operations...       (4.19)            1.25             1.89             3.65             3.78
                           ----------       ----------       ----------       ----------       ----------
Less dividends and
 distributions from:
  Net investment
   income................       (0.25)           (0.27)           (0.36)           (0.41)           (0.51)
  Net realized gain......       (1.65)           (1.47)           (1.09)           (1.02)           (1.45)
                           ----------       ----------       ----------       ----------       ----------
Total dividends and
 distributions...........       (1.90)           (1.74)           (1.45)           (1.43)           (1.96)
                           ----------       ----------       ----------       ----------       ----------
Net asset value, end of
 period..................  $    13.12       $    19.21       $    19.70       $    19.26       $    17.04
                           ==========       ==========       ==========       ==========       ==========
Total Return+............      (21.82)%           6.47%           10.09%           21.95%           25.79%
Ratios to Average Net
 Assets:
Expenses.................        1.66%(1)         1.63%(1)         1.65%(1)         1.65%(1)         1.67%
Net investment income....        1.56%(1)(2)       1.30%(1)        1.75%(1)         2.23%(1)         3.15%
Supplemental Data:
Net assets, end of
 period, in thousands....  $1,719,481       $2,629,320       $2,712,326       $2,751,600       $2,430,270
Portfolio turnover
 rate....................          49%              12%              14%               6%               6%

---------------------

 * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE, OTHER THAN SHARES THEN HELD BY CERTAIN EMPLOYEE BENEFIT PLANS, HAVE BEEN DESIGNATED AS CLASS B SHARES.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.01, INCREASE NET REALIZED AND UNREALIZED GAIN OR LOSS PER SHARE BY $0.01 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.02%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Utilities Fund
Financial Highlights CONTINUED

                                                                                                FOR THE PERIOD
                                          FOR THE YEAR ENDED DECEMBER 31,                       JULY 28, 1997*
                           --------------------------------------------------------------           THROUGH
                              2001             2000             1999             1998          DECEMBER 31, 1997
                           -----------      -----------      -----------      -----------      -----------------
Class C Shares++

Selected Per Share Data:
Net asset value,
 beginning of period.....  $    19.19       $    19.69       $    19.26       $    17.06          $    15.89
                           ----------       ----------       ----------       ----------          ----------
Income (loss) from
 investment operations:
  Net investment
   income................        0.26(4)          0.26             0.34             0.40                0.22
  Net realized and
   unrealized gain
   (loss)................       (4.44)(4)         0.98             1.54             3.25                2.51
                           ----------       ----------       ----------       ----------          ----------
Total income (loss) from
 investment operations...       (4.18)            1.24             1.88             3.65                2.73
                           ----------       ----------       ----------       ----------          ----------
Less dividends and
 distributions from:
  Net investment
   income................       (0.25)           (0.27)           (0.36)           (0.43)              (0.24)
  Net realized gain......       (1.65)           (1.47)           (1.09)           (1.02)              (1.32)
                           ----------       ----------       ----------       ----------          ----------
Total dividends and
 distributions...........       (1.90)           (1.74)           (1.45)           (1.45)              (1.56)
                           ----------       ----------       ----------       ----------          ----------

Net asset value, end of
 period..................  $    13.11       $    19.19       $    19.69       $    19.26          $    17.06
                           ==========       ==========       ==========       ==========          ==========
Total Return+............      (21.80)%           6.47%           10.09%           21.92%              17.67%(1)
Ratios to Average Net
 Assets:
Expenses.................        1.66%(3)         1.63%(3)         1.65%(3)         1.65%(3)            1.69%(2)
Net investment income....        1.56%(3)(4)       1.30%(3)        1.75%(3)         2.23%(3)            3.14%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....     $11,904          $18,445          $11,583           $6,532              $1,405
Portfolio turnover
 rate....................          49%              12%              14%               6%                  6%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.01, INCREASE NET REALIZED AND UNREALIZED GAIN OR LOSS PER SHARE BY $0.01 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.02%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Utilities Fund
Financial Highlights CONTINUED

                                                                                                FOR THE PERIOD
                                          FOR THE YEAR ENDED DECEMBER 31,                       JULY 28, 1997*
                           --------------------------------------------------------------           THROUGH
                              2001             2000             1999             1998          DECEMBER 31, 1997
                           -----------      -----------      -----------      -----------      -----------------
Class D Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....  $    19.14       $    19.63       $    19.21       $    16.99          $    15.89
                           ----------       ----------       ----------       ----------          ----------
Income (loss) from
 investment operations:
  Net investment
   income................        0.45(4)          0.46             0.54             0.58                0.22
  Net realized and
   unrealized gain
   (loss)................       (4.47)(4)         0.99             1.52             3.25                2.58
                           ----------       ----------       ----------       ----------          ----------
Total income (loss) from
 investment operations...       (4.02)            1.45             2.06             3.83                2.80
                           ----------       ----------       ----------       ----------          ----------
Less dividends and
 distributions from:
  Net investment
   income................       (0.42)           (0.47)           (0.55)           (0.59)              (0.38)
  Net realized gain......       (1.65)           (1.47)           (1.09)           (1.02)              (1.32)
                           ----------       ----------       ----------       ----------          ----------
Total dividends and
 distributions...........       (2.07)           (1.94)           (1.64)           (1.61)              (1.70)
                           ----------       ----------       ----------       ----------          ----------

Net asset value, end of
 period..................  $    13.05       $    19.14       $    19.63       $    19.21          $    16.99
                           ==========       ==========       ==========       ==========          ==========
Total Return+............      (21.04)%           7.57%           11.13%           23.21%              18.13%(1)
Ratios to Average Net
 Assets:
Expenses.................        0.66%(3)         0.63%(3)         0.65%(3)         0.65%(3)            0.67%(2)
Net investment income....        2.56%(3)(4)       2.30%(3)        2.75%(3)         3.23%(3)            4.21%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....      $3,783          $30,414          $26,983          $24,920             $17,106
Portfolio turnover
 rate....................          49%              12%              14%               6%                  6%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.01, INCREASE NET REALIZED AND UNREALIZED GAIN OR LOSS PER SHARE BY $0.01 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.02%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Utilities Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Utilities Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Utilities Fund (the "Fund"), formerly Morgan Stanley Dean Witter Utilities Fund, including the portfolio of investments, as of December 31, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Utilities Fund as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 11, 2002

                      2001 Federal Tax Notice (unaudited)

       During the fiscal year ended December 31, 2001, the Fund paid to its shareholders $1.61 per share from long-term capital gains. For such period, 100% of the income dividends paid qualified for the dividends received deduction available to corporations.

       Of the Fund's ordinary income dividends paid during the fiscal year, 3.11% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley Utilities Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            Number of
                                             Term of                                                      Portfolios in
                                           Office and                                                          Fund
                           Position(s)      Length of                                                        Complex
Name, Age and Address of    Held with         Time                                                           Overseen
   Independent Trustee     Registrant        Served*      Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (60)         Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown & Platt                 April 1994       Stanley Funds and the TCW/DW Term Trusts;
Counsel to the                                            formerly Vice Chairman of Kmart Corporation
Independent Trustees                                      (December 1998-October 2000), Chairman and
1675 Broadway                                             Chief Executive Officer of Levitz Furniture
New York, NY                                              Corporation (November 1995-November 1998)
                                                          and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (69)         Trustee       Trustee since    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (67)       Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown & Platt                 September 1997   Stanley Funds and the TCW/DW Term Trusts;
Counsel to the                                            formerly associated with the Allstate
Independent Trustees                                      Companies (1966-1994), most recently as
1675 Broadway                                             Chairman of The Allstate Corporation (March
New York, NY                                              1993-December 1994) and Chairman and Chief
                                                          Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Michael Bozic (60)         Director of Weirton Steel
c/o Mayer, Brown & Platt   Corporation.
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (67)       Director of The PMI Group Inc.
c/o Mayer, Brown & Platt   (private mortgage insurance);
Counsel to the             Trustee and Vice Chairman of The
Independent Trustees       Field Museum of Natural History;
1675 Broadway              director of various other business
New York, NY               and charitable organizations.

Morgan Stanley Utilities Fund
Trustee and Officer Information CONTINUED

                                                                                                           Number of
                                            Term of                                                      Portfolios in
                                           Office and                                                         Fund
                           Position(s)     Length of                                                        Complex
Name, Age and Address of    Held with         Time                                                          Overseen
   Independent Trustee     Registrant       Served*      Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Trustee since   Chairman of the Audit Committee and                       129
(52)                                     July 1991       Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (65)     Trustee       Trustee since   Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                July 1991       Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).
John L. Schroeder (71)     Trustee       Trustee since   Retired; Chairman of the Derivatives                      129
c/o Mayer, Brown & Platt                 April 1994      Committee and Director or Trustee of the
Counsel to the                                           Morgan Stanley Funds and the TCW/DW Term
Independent Trustees                                     Trusts; formerly Executive Vice President
1675 Broadway                                            and Chief Investment Officer of the Home
New York, NY                                             Insurance Company (August 1991-September
                                                         1995).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(52)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (65)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY
John L. Schroeder (71)     Director of Citizens Communications
c/o Mayer, Brown & Platt   Company (telecommunications
Counsel to the             company).
Independent Trustees
1675 Broadway
New York, NY

Morgan Stanley Utilities Fund
Trustee and Officer Information CONTINUED

Interested Trustees:

                                                                                                                  Number of
                                                      Term of                                                   Portfolios in
                                Position(s)         Office and                                                  Fund Complex
Name, Age and Address of         Held with           Length of                                                   Overseen by
   Management Trustee           Registrant         Time Served*    Principal Occupation(s) During Past 5 Years    Trustee**
-------------------------   -------------------   ---------------  -------------------------------------------  -------------
Charles A. Fiumefreddo      Chairman, Director    Trustee since    Chairman, Director or Trustee and Chief             129
(68)                        or Trustee and        July 1991        Executive Officer of the Morgan Stanley
c/o Morgan Stanley Trust    Chief Executive                        Funds and the TCW/DW Term Trusts; formerly
Harborside Financial        Officer                                Chairman, Chief Executive Officer and
Center,                                                            Director of the Investment Manager, the
Plaza Two,                                                         Distributor and Morgan Stanley Services,
Jersey City, NJ                                                    Executive Vice President and Director of
                                                                   Morgan Stanley DW, Chairman and Director of
                                                                   the Transfer Agent, and Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries (until June 1998).
James F. Higgins (53)       Trustee               Trustee since    Senior Adviser of Morgan Stanley (since             129
c/o Morgan Stanley Trust                          June 2000        August 2000); Director of the Transfer
Harborside Financial                                               Agent, the Distributor and Dean Witter
Center,                                                            Realty Inc.; Director or Trustee of the
Plaza Two,                                                         Morgan Stanley Funds and the TCW/DW Term
Jersey City, NJ                                                    Trusts (since June 2000); previously
                                                                   President and Chief Operating Officer of
                                                                   the Private Client Group of Morgan Stanley
                                                                   (May 1999-August 2000), President and Chief
                                                                   Operating Officer of Individual Securities
                                                                   of Morgan Stanley (February 1997-May 1999).
Philip J. Purcell (58)      Trustee               Trustee since    Director or Trustee of the Morgan Stanley           129
1585 Broadway                                     April 1994       Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/
                                                                   or officer of various Morgan Stanley
                                                                   subsidiaries.


Name, Age and Address of
   Management Trustee      Other Directorships Held by Trustee
-------------------------  -----------------------------------
Charles A. Fiumefreddo     None
(68)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (53)      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)     Director of American Airlines, Inc.
1585 Broadway              and its parent company, AMR
New York, NY               Corporation.

----------------------------

  *  EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS
     ELECTED.
 ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley Utilities Fund
Trustee and Officer Information CONTINUED

Officers:

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (48)               President                            President since May 1999
1221 Avenue of the Americas
New York, NY
Barry Fink (46)                      Vice President, Secretary and        Vice President, Secretary and
c/o Morgan Stanley Trust             General Counsel                      General Counsel since February 1997
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Thomas F. Caloia (55)                Treasurer                            Over 5 years
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Edward F. Gaylor (60)                Vice President                       Since inception of the Fund
1221 Avenue of the Americas
New York, New York
Angelo Manioudakis (35)              Vice President                       Since March 2001
One Tower Bridge
West Conshohocken, Pennsylvania
Charles Moon (35)                    Vice President                       Since March 2001
One Tower Bridge
West Conshohocken, Pennsylvania
Ronald B. Silvestri (36)             Vice President                       Since February 2000
1221 Avenue of the Americas
New York, New York


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------------------------
Mitchell M. Merin (48)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman and
                                     Chief Executive Officer (since June 1998)
                                     and Director (since January 1998) of the
                                     Transfer Agent; Director of various Morgan
                                     Stanley subsidiaries; President of the
                                     Morgan Stanley Funds and TCW/DW Term Trusts
                                     (since May 1999); Trustee of various Van
                                     Kampen investment companies (since December
                                     1999); previously Chief Strategic Officer
                                     of the Investment Manager and Morgan
                                     Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.
Barry Fink (46)                      General Counsel (since May 2000) and
c/o Morgan Stanley Trust             Managing Director (since December 2000) of
Harborside Financial Center,         Morgan Stanley Investment Management;
Plaza Two                            Managing Director (since December 2000),
Jersey City, NJ                      and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (55)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two                            Treasurer of the Morgan Stanley Funds.
Jersey City, NJ
Edward F. Gaylor (60)                Executive Director and Portfolio Manager of
1221 Avenue of the Americas          the Investment Manager for over 5 years.
New York, New York
Angelo Manioudakis (35)              Executive Director and Portfolio Manager of
One Tower Bridge                     the Investment Manager and/or its
West Conshohocken, Pennsylvania      investment management affiliates for over 5
                                     years.
Charles Moon (35)                    Executive Director and Portfolio Manager of
One Tower Bridge                     the Investment Manager (since 1999);
West Conshohocken, Pennsylvania      previously a Vice President and Global
                                     Banks Analyst for Citigroup (1993-1999).
Ronald B. Silvestri (36)             Vice President and Portfolio Manager of the
1221 Avenue of the Americas          Investment Manager (since December 1999);
New York, New York                   previously a Senior Research Analyst with
                                     the Investment Manager.

----------------------------

  *  EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS
     ELECTED.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Edward F. Gaylor
Vice President
Angelo Manioudakis
Vice President
Charles Moon
Vice President
Ronald B. Silvestri
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.


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MORGAN STANLEY
UTILITIES FUND

ANNUAL REPORT
DECEMBER 31, 2001